CONSOLIDATED STATEMENTS OF INCOME ¥ in Thousands, $ in Thousands, shares in Millions	12 Months Ended
	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares shares	Aug. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 558,248	¥ 3,993,873	¥ 2,862,692	¥ 2,057,557
Cost of revenues	(289,625)	(2,072,067)	(1,413,090)	(1,002,266)
Gross profit	268,623	1,921,806	1,449,602	1,055,291
Operating expenses:
Selling and marketing	(114,149)	(816,658)	(590,589)	(369,221)
General and administrative	(122,529)	(876,609)	(629,596)	(381,332)
Total operating expenses	(236,678)	(1,693,267)	(1,220,185)	(750,553)
Operating income	31,945	228,539	229,417	304,738
Interest income	11,351	81,207	23,824	13,484
Interest expense	(8,476)	(60,637)	(18,660)	(192)
Other income	11,578	82,836	89,320	19,410
Other expense	(2,200)	(15,738)	(4,428)
Foreign exchange loss	(19)	(138)	(1,168)	(180)
Income before income tax and share of net (loss)/income from equity investees	44,179	316,069	318,305	337,260
Income tax expense	(16,989)	(121,541)	(108,479)	(92,016)
Income before share of net (loss)/income from equity investees	27,190	194,528	209,826	245,244
Share of net (loss)/income from equity investees	(3,959)	(28,325)	4,630	(1,939)
Net income	23,231	166,203	214,456	243,305
Add: Net loss attributable to non-controlling interests	11,065	79,165	31,480	15,522
Net income attributable to OneSmart International Education Group Limited's shareholders	34,296	245,368	245,936	258,827
Allocation of undistributed earnings to redeemable convertible preferred shares				(111,771)
Accretion to redemption value of redeemable convertible preferred shares			(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares			(4,266)
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	$ 34,296	¥ 245,368	¥ (721,235)	¥ 147,056
Earnings/(loss) per share:
Basic | (per share)	$ 0.0053	¥ 0.0380	¥ (0.1740)	¥ 0.0580
Diluted | (per share)	$ 0.0051	¥ 0.0366	¥ (0.1740)	¥ 0.0580
Shares used in earnings/(loss) per share computation (in millions of shares):
Basic | shares	6,460	6,460	4,145	2,534
Diluted | shares	6,709	6,709	4,145	2,534